Derivatives	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

Note 5—Derivatives

The Company primarily uses derivatives to manage exposure to market risk, including interest rate risk, credit risk and foreign currency risk, and to assist customers with their risk management objectives. Management will designate certain derivatives as hedging instruments in a qualifying hedge accounting relationship. The Company’s remaining derivatives consist of economic hedges that do not qualify for hedge accounting and derivatives held for customer accommodation, or other purposes.

The fair value of derivative positions outstanding is included in other assets and other liabilities in the accompanying consolidated balance sheets and in the net change in each of these financial statement line items in the accompanying consolidated statements of cash flows. For derivatives not designated as hedging instruments, gains and losses due to changes in fair value are included in noninterest income and the operating section of the consolidated statement of cash flows. For derivatives designated as hedging instruments, the effective portion of the gain or loss related to the derivative instrument is recognized as a component of other comprehensive income and subsequently reclassified as interest income when the forecasted transaction affects income. The ineffective portion of the gain or loss is recognized immediately as noninterest income. The notional amounts and estimated fair values as of June 30, 2017 and December 31, 2016 were as follows:

	June 30, 2017			December 31, 2016
		Fair Value			Fair Value
(In thousands)	Notional Amount	Other Assets	Other Liabilities	Notional Amount	Other Assets	Other Liabilities
Derivatives designated as hedging instruments (cash flow hedges):
Commercial loan interest rate swaps	$1,332,000	$—	$15,902	$1,332,000	$1,184	$17,225
Derivatives not designated as hedging instruments:
Commercial loan interest rate swaps	565,966	2,494	2,494	474,923	2,877	2,877
Commercial loan interest rate caps	237,079	57	57	286,959	94	94
Commercial loan interest rate floors	107,940	5	5	51,878	118	118
Mortgage loan held for sale interest rate lock commitments	14,762	167	—	3,788	88	—
Mortgage loan forward sale commitments	3,762	11	—	7,724	—	46
Mortgage loan held for sale floating commitments	21,223	—	—	5,895	—	—
Foreign exchange contracts	8,507	387	377	—	—	—

Total derivatives not designated as hedging instruments	959,239	3,121	2,933	831,167	3,177	3,135

Total derivatives	$2,291,239	$3,121	$18,835	$2,163,167	$4,361	$20,360

The Company is party to collateral support agreements with certain derivative counterparties. Such agreements require that the Company maintain collateral based on the fair values of derivative transactions. In the event of default by the Company, the counterparty would be entitled to the collateral. At June 30, 2017 and December 31, 2016, the Company was required to post $15.0 million and $20.3 million, respectively, in cash or securities as collateral for its derivative transactions, which are included in “interest-bearing deposits in banks” on the Company’s consolidated balance sheets. The Company’s master agreements represent written, legally enforceable bilateral agreements that (1) create a single legal obligation for all individual transactions covered by the master agreement and (2) in the event of default, provide the non-defaulting counterparty the right to accelerate, terminate, and close-out on a net basis all transactions under the agreement and to promptly liquidate or set-off collateral posted by the defaulting counterparty. As permitted by U.S. GAAP, the Company does not offset fair value amounts for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts of derivatives executed with the same counterparty under the master agreement.

Gain (loss) included in the consolidated statements of income related to derivative instruments for the three and six months ended June 30, 2017 and 2016 were as follows:

	For the Three Months Ended
	June 30, 2017			June 30, 2016
(In thousands)	OCI	Reclassified from AOCI to interest income	Noninterest income	OCI	Reclassified from AOCI to interest income	Noninterest income
Derivatives designated as hedging instruments (cash flow hedges):
Commercial loan interest rate swaps	$4,916	$1,166	$—	$15,387	$3,607	$—
Derivatives not designated as hedging instruments:
Mortgage loan held for sale interest rate lock commitments	$—	$—	$(99)	$—	$—	$67
Foreign exchange contracts	—	—	552	—	—	355

	For the Six Months Ended
	June 30, 2017			June 30, 2016
(In thousands)	OCI	Reclassified from AOCI to interest income	Noninterest income	OCI	Reclassified from AOCI to interest income	Noninterest income
Derivatives designated as hedging instruments (cash flow hedges):
Commercial loan interest rate swaps	$3,326	$3,033	$—	$32,217	$5,383	$—
Derivatives not designated as hedging instruments:
Mortgage loan held for sale interest rate lock commitments	$—	$—	$79	$—	$—	$122
Foreign exchange contracts	—	—	1,021	—	—	596

Interest Rate Swap and Cap Agreements not designated as hedging derivatives

The Company enters into certain interest rate swap, floor and cap agreements on commercial loans that are not designated as hedging instruments. These derivative contracts relate to transactions in which the Company enters into an interest rate swap, floor or cap with a loan customer while at the same time entering into an offsetting interest rate swap or cap with another financial institution. In connection with each swap transaction, the Company agrees to pay interest to the customer on a notional amount at a variable interest rate and receive interest from the customer on a similar notional amount at a fixed interest rate. At the same time, the Company agrees to pay another financial institution the same fixed interest rate on the same notional amount and receive the same variable interest rate on the same notional amount. The interest rate swap transaction allows the Company’s customer to effectively convert a variable rate loan to a fixed rate. The interest rate cap transaction allows the Company’s customer to minimize interest rate risk exposure to rising interest rates. Because the Company acts as an intermediary for its customer, changes in the fair value of the underlying derivative contracts for the most part offset each other and do not significantly impact the Company’s consolidated statements of income. The Company is exposed to credit loss in the event of nonperformance by the parties to the interest rate swap and cap agreements. However, the Company does not anticipate nonperformance by the counterparties. The estimated fair value has been recorded as an asset and a corresponding liability in the accompanying consolidated balance sheets as of June 30, 2017 and December 31, 2016.

Cash Flow Hedges

Cash flow hedge relationships mitigate exposure to the variability of future cash flows or other forecasted transactions. The Company uses interest rate swaps to manage overall cash flow changes related to interest rate risk exposure on benchmark interest rate loans. In June 2015 and March 2016, the Company entered into the following interest rate swap agreements to manage overall cash flow changes related to interest rate risk exposure on benchmark interest rate loans.

Effective Date	Maturity Date	Notional Amount (In Thousands)	Fixed Rate	Variable Rate
June 15, 2015	December 17, 2018	$382,000	1.3250%	1 Month LIBOR
June 30, 2015	December 31, 2019	300,000	1.5120	1 Month LIBOR
June 30, 2015	December 29, 2017	300,000	0.9530	1 Month LIBOR
March 8, 2016	February 27, 2026	175,000	1.5995	1 Month LIBOR
March 8, 2016	February 27, 2026	175,000	1.5890	1 Month LIBOR

Based on our current interest rate forecast, $1.6 million of deferred net loss on derivatives in OCI at June 30, 2017 is estimated to be reclassified into net interest income during the next twelve months due to the receipt of interest payments. Future changes to interest rates may significantly change actual amounts reclassified to income. There were no reclassifications into income during 2017 or 2016 as a result of any discontinuance of cash flow hedges because the forecasted transaction was no longer probable. The maximum length of time over which the Company is hedging a portion of its exposure to the variability in future cash flows for forecasted transactions is approximately nine years as of June 30, 2017.

Note 6—Derivatives

The Company primarily uses derivatives to manage exposure to market risk, including interest rate risk, credit risk and foreign currency risk, and to assist customers with their risk management objectives. Management will designate certain derivatives as hedging instruments in a qualifying hedge accounting relationship. The Company’s remaining derivatives consist of economic hedges that do not qualify for hedge accounting and derivatives held for customer accommodation, or other purposes.

The fair value of derivative positions outstanding is included in other assets and other liabilities in the accompanying consolidated balance sheets and in the net change in each of these financial statement line items in the accompanying consolidated statements of cash flows. For derivatives not designated as hedging instruments, gains and losses due to changes in fair value are included in noninterest income and the operating section of the consolidated statement of cash flows. For derivatives designated as hedging instruments, the effective portion of the gain or loss related to the derivative instrument is recognized as a component of other comprehensive income and subsequently reclassified as interest income when the forecasted transaction affects income. The ineffective portion of the gain or loss is recognized immediately as noninterest income. The notional amounts and estimated fair values as of December 31, 2016 and 2015 were as follows:

	December 31, 2016			December 31, 2015
		Fair Value			Fair Value
(In thousands)	Notional Amount	Other Assets	Other Liabilities	Notional Amount	Other Assets	Other Liabilities
Derivatives designated as hedging instruments (cash flow hedges):
Commercial loan interest rate swaps	$1,332,000	$1,184	$17,225	$982,000	$2,916	$278
Derivatives not designated as hedging instruments:
Commercial loan interest rate swaps	$474,923	$2,877	$2,877	$473,446	$4,340	$4,340
Commercial loan interest rate caps	286,959	94	94	308,812	48	48
Commercial loan interest rate floors	51,878	118	118	—	—	—
Mortgage loan held for sale interest rate lock commitments	3,788	88	—	9,024	64	—
Mortgage loan forward sale commitments	7,724	—	46	5,021	4	—
Mortgage loan held for sale floating commitments	5,895	—	—	17,390	—	—
Foreign exchange contracts	—	—	—	36,672	366	312

Total derivatives not designated as hedging instruments	831,167	3,177	3,135	850,365	4,822	4,700

Total derivatives	$2,163,167	$4,361	$20,360	$1,832,365	$7,738	$4,978

The Company is party to collateral support agreements with certain derivative counterparties. Such agreements require that the Company maintain collateral based on the fair values of derivative transactions. In the event of default by the Company, the counterparty would be entitled to the collateral. At December 31, 2016 and 2015, the Company was required to post $20.3 million and $3.4 million, respectively, in cash or securities as collateral for its derivative transactions, which are included in “interest-bearing deposits in banks” on the Company’s consolidated balance sheets. The Company’s master agreements represent written, legally enforceable bilateral agreements that (1) create a single legal obligation for all individual transactions covered by the master agreement and (2) in the event of default, provide the non-defaulting counterparty the right to accelerate, terminate, and close-out on a net basis all transactions under the agreement and to promptly liquidate or set-off collateral posted by the defaulting counterparty. As permitted by U.S. GAAP, the Company does not offset fair value amounts for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts of derivatives executed with the same counterparty under the master agreement.

Gain (loss) included in the consolidated statements of income related to derivative instruments for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the Year Ended December 31, 2016
(In thousands)	OCI	Reclassified from AOCI to interest income	Noninterest income
Derivatives designated as hedging instruments (cash flow hedges):
Commercial loan interest rate swaps	$(7,444)	$11,255	$166
Derivatives not designated as hedging instruments:
Mortgage loan held for sale interest rate lock commitments	$—	$—	$24
Mortgage loan forward sale commitments	—	—	—
Foreign exchange contracts	—	—	1,264

	For the Year Ended December 31, 2015
(In thousands)	OCI	Reclassified from AOCI to interest income	Noninterest income
Derivatives designated as hedging instruments (cash flow hedges):
Commercial loan interest rate swaps	$7,454	$4,877	$(329)
Derivatives not designated as hedging instruments:
Mortgage loan held for sale interest rate lock commitments	$—	$—	$(66)
Mortgage loan forward sale commitments	—	—	86
Foreign exchange contracts	—	—	965

	For the Year Ended December 31, 2014
(In thousands)	OCI	Reclassified from AOCI to interest income	Noninterest income
Derivatives not designated as hedging instruments:
Mortgage loan held for sale interest rate lock commitments	$—	$—	$52
Mortgage loan forward sale commitments	—	—	(105)
Foreign exchange contracts	—	—	604

Interest Rate Swap and Cap Agreements not designated as hedging derivatives

The Company enters into certain interest rate swap, floor and cap agreements on commercial loans that are not designated as hedging instruments. These derivative contracts relate to transactions in which the Company enters into an interest rate swap, floor or cap with a loan customer while at the same time entering into an offsetting interest rate swap or cap with another financial institution. In connection with each swap transaction, the Company agrees to pay interest to the customer on a notional amount at a variable interest rate and receive interest from the customer on a similar notional amount at a fixed interest rate. At the same time, the Company agrees to pay another financial institution the same fixed interest rate on the same notional amount and receive the same variable interest rate on the same notional amount. The interest rate swap transaction allows the Company’s customer to effectively convert a variable rate loan to a fixed rate. The interest rate cap transaction allows the Company’s customer to minimize interest rate risk exposure to rising interest rates. Because the Company acts as an intermediary for its customer, changes in the fair value of the underlying derivative contracts for the most part offset each other and do not significantly impact the Company’s consolidated statements of income. The Company is exposed to credit loss in the event of nonperformance by the parties to the interest rate swap and cap agreements. However, the Company does not anticipate nonperformance by the counterparties. The estimated fair value has been recorded as an asset and a corresponding liability in the accompanying consolidated balance sheets as of December 31, 2016 and 2015.

Cash Flow Hedges

Cash flow hedge relationships mitigate exposure to the variability of future cash flows or other forecasted transactions. The Company uses interest rate swaps to manage overall cash flow changes related to interest rate risk exposure on benchmark interest rate loans. In June 2015 and March 2016, the Company entered into interest rate swap agreements to manage overall cash flow changes related to interest rate risk exposure on benchmark interest rate loans.

Effective Date	Maturity Date	Notional Amount (In Thousands)	Fixed Rate	Variable Rate
June 15, 2015	December 17, 2018	$382,000	1.3250%	1 Month LIBOR
June 30, 2015	December 31, 2019	300,000	1.5120%	1 Month LIBOR
June 30, 2015	December 29, 2017	300,000	0.9530%	1 Month LIBOR
March 8, 2016	February 27, 2026	175,000	1.5995%	1 Month LIBOR
March 8, 2016	February 27, 2026	175,000	1.5890%	1 Month LIBOR

Based on our current interest rate forecast, $8.0 million of deferred net gains on derivatives in OCI at December 31, 2016, is estimated to be reclassified into net interest income during the next twelve months due to the receipt of interest payments. Future changes to interest rates may significantly change actual amounts reclassified to income. There were no reclassifications into income during 2016 or 2015 as a result of any discontinuance of cash flow hedges because the forecasted transaction was no longer probable. The maximum length of time over which the Company is hedging a portion of its exposure to the variability in future cash flows for forecasted transactions is approximately nine years as of December 31, 2016.